Financial Instruments - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 CAD ($)	Nov. 28, 2025 USD ($)	Nov. 28, 2025 CAD ($)	Nov. 04, 2025 USD ($)
Disclosure of detailed information about financial instruments [line items]
Financial assets pledged as collateral for liabilities or contingent liabilities	$ 1,366,088	$ 140,613
Net loss of fair value adjustment	2,468	0
Cash hedged in hedge transaction						$ 862,000
Cumulative loss recognized	25,499	11,023
Maximum credit exposure for derivative asset	$ 3,497	0
Percentage of estimated change to net earnings and equity	1.00%		1.00%
Reserve of cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Cumulative loss recognized	$ (24,251)
Market risk [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of market risk	1.00%
Increase decrease of market risk	$ 3,156	3,308
Percentage of foreign currency decreases	5.00%		5.00%
Increase of net earning due to currency	$ 14,172	0
Increase of other comprehensive due to currency	$ 46,553	0
Percentage of strengthening of foreign currency	5.00%		5.00%
2033 cross-currency swap [Member]
Disclosure of detailed information about financial instruments [line items]
Cross currency swap arrangement exchange	$ 198,656		$ 275,000
Cross currency Swap arrangement re-exchange	198,656		$ 275,000
Current derivative financial assets	1,298	0
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	2,428
2030 cross-currency swap [Member]
Disclosure of detailed information about financial instruments [line items]
Cross currency swap arrangement exchange				$ 375,805	$ 525,000
Cross currency Swap arrangement re-exchange				$ 375,805	$ 525,000
Current derivative financial assets	2,199
Current derivative financial liabilities	4,667	$ 0
Net loss of fair value adjustment	$ 2,468